Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.5%
Airbus SE(1)(2)	56,122	$7,440,422
General Dynamics Corp.(2)	6,866	1,345,942
L3Harris Technologies, Inc.(2)	7,755	1,707,961
Northrop Grumman Corp.(2)	2,492	897,494
Raytheon Technologies Corp.(2)	47,912	4,118,516
Textron, Inc.(2)	16,487	1,150,957

		$16,661,292

Air Freight & Logistics — 0.6%
Deutsche Post AG(2)	108,468	$6,802,004
Expeditors International of Washington, Inc.(2)	3,871	461,152

		$7,263,156

Auto Components — 0.6%
Cie Generale des Etablissements Michelin SCA(2)	12,277	$1,882,561
Denso Corp.	47,300	3,088,564
Toyota Industries Corp.	6,400	526,591
Yokohama Rubber Co., Ltd. (The)	75,500	1,354,977

		$6,852,693

Automobiles — 2.3%
Daimler AG(2)	26,925	$2,375,638
Honda Motor Co., Ltd.	24,800	762,446
Isuzu Motors, Ltd.	58,000	754,593
Mazda Motor Corp.(1)	26,000	225,002
Tesla, Inc.(1)(2)	20,000	15,509,600
Toyota Motor Corp.	64,500	1,149,222
Volkswagen AG, PFC Shares	24,779	5,523,302

		$26,299,803

Banks — 4.1%
Bank of America Corp.(2)	50,000	$2,122,500
BNP Paribas S.A.(2)	75,132	4,806,995
Credit Agricole S.A.(2)	88,088	1,210,808
Danske Bank A/S(2)	72,886	1,227,846
Fifth Third Bancorp(2)	47,006	1,994,935
HSBC Holdings PLC(2)	700,000	3,660,075
Huntington Bancshares, Inc.(2)	117,053	1,809,639
ING Groep NV(2)	315,384	4,585,211
Intesa Sanpaolo SpA	2,079,278	5,886,403
JPMorgan Chase & Co.(2)	47,825	7,828,474
KBC Group NV	22,722	2,049,625
KeyCorp.(2)	148,919	3,219,629
Lloyds Banking Group PLC	2,000,000	1,244,842

Security	Shares	Value
Natwest Group PLC	500,000	$1,507,428
PNC Financial Services Group, Inc. (The)(2)	6,406	1,253,270
Shinsei Bank, Ltd.	31,400	526,478
Standard Chartered PLC	43,591	254,823
Truist Financial Corp.(2)	25,182	1,476,924

		$46,665,905

Beverages — 1.4%
Coca-Cola Co. (The)(2)	24,571	$1,289,240
Constellation Brands, Inc., Class A(2)	29,994	6,319,436
Heineken Holding NV	24,773	2,157,131
Heineken NV	7,692	802,851
Kirin Holdings Co., Ltd.	54,500	1,011,513
PepsiCo, Inc.(2)	29,721	4,470,336
Takara Holdings, Inc.	20,500	295,480

		$16,345,987

Biotechnology — 1.4%
AbbVie, Inc.(2)	26,528	$2,861,576
Amgen, Inc.(2)	30,175	6,416,714
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	740,747
Gilead Sciences, Inc.(2)	87,511	6,112,643

		$16,131,680

Building Products — 0.5%
Daikin Industries, Ltd.	26,200	$5,712,603

		$5,712,603

Capital Markets — 1.3%
3i Group PLC	30,000	$515,302
CME Group, Inc.	2,281	441,100
London Stock Exchange Group PLC	14,000	1,402,914
Moody’s Corp.(2)	10,481	3,721,908
S&P Global, Inc.(2)	9,242	3,926,833
Schroders PLC(2)	42,659	2,054,448
St. James’s Place PLC(2)	160,504	3,237,735

		$15,300,240

Chemicals — 3.7%
Air Liquide S.A.	36,342	$5,820,537
Air Products and Chemicals, Inc.(2)	21,289	5,452,326
Akzo Nobel NV	2,842	310,530
BASF SE(2)	67,072	5,084,743
Corteva, Inc.(2)	4,706	198,028
Daicel Corp.(2)	51,000	397,096
Dow, Inc.(2)	4,706	270,877
DuPont de Nemours, Inc.(2)	4,706	319,961
Eastman Chemical Co.(2)	20,943	2,109,798
Johnson Matthey PLC(2)	41,427	1,486,276
Linde PLC(2)	43,984	12,934,747
Mitsubishi Gas Chemical Co., Inc.	18,200	358,897
Nitto Denko Corp.	22,800	1,623,053
Shin-Etsu Chemical Co., Ltd.	21,800	3,679,160

Security	Shares	Value
Sumitomo Chemical Co., Ltd.	35,700	$185,292
Toray Industries, Inc.	56,000	355,834
Tosoh Corp.	85,900	1,556,656

		$42,143,811

Commercial Services & Supplies — 0.3%
Rentokil Initial PLC	97,214	$763,401
SECOM Co., Ltd.	29,900	2,162,608
Waste Management, Inc.(2)	3,330	497,369

		$3,423,378

Communications Equipment — 1.3%
Cisco Systems, Inc.(2)	240,293	$13,079,148
Nokia Oyj(1)	317,042	1,748,583

		$14,827,731

Construction & Engineering — 0.2%
Ferrovial S.A.	85,206	$2,487,049

		$2,487,049

Construction Materials — 0.3%
CRH PLC	62,332	$2,941,749

		$2,941,749

Consumer Finance — 0.5%
American Express Co.(2)	27,280	$4,570,219
Navient Corp.	43,966	867,449

		$5,437,668

Containers & Packaging — 0.3%
Smurfit Kappa Group PLC	61,889	$3,214,337

		$3,214,337

Distributors — 0.2%
LKQ Corp.(1)(2)	53,930	$2,713,758

		$2,713,758

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	12,353	$3,371,628
Groupe Bruxelles Lambert S.A.	4,239	466,271
Jackson Financial, Inc.(1)	5,606	145,756
M&G PLC	286,752	783,466
ORIX Corp.	41,300	772,786

		$5,539,907

Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG(2)	318,536	$6,387,983
United Internet AG	50,979	1,972,042
Verizon Communications, Inc.(2)	4,900	264,649

		$8,624,674

Electric Utilities — 1.1%
Acciona S.A.	8,786	$1,460,618
Edison International(2)	19,359	1,073,844
Enel SpA	226,448	1,738,037

Security	Shares	Value
Iberdrola S.A.(2)	676,592	$6,806,805
NextEra Energy, Inc.(2)	26,000	2,041,520

		$13,120,824

Electrical Equipment — 0.9%
ABB, Ltd.(2)	107,459	$3,594,698
Fujikura, Ltd.(1)	69,000	404,741
Legrand S.A.(2)	47,726	5,113,822
Siemens Energy AG(1)	55,583	1,486,816

		$10,600,077

Electronic Equipment, Instruments & Components — 1.1%
Alps Alpine Co., Ltd.	101,500	$1,099,782
Corning, Inc.(2)	19,975	728,888
Halma PLC	64,889	2,475,094
Kyocera Corp.	33,800	2,112,882
Taiyo Yuden Co., Ltd.	51,500	3,016,564
TDK Corp.	93,300	3,364,653

		$12,797,863

Entertainment — 2.4%
Electronic Arts, Inc.(2)	45,613	$6,488,449
Netflix, Inc.(1)(2)	17,400	10,619,916
Universal Music Group NV(1)	108,427	2,903,161
Walt Disney Co. (The)(1)(2)	42,417	7,175,684

		$27,187,210

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.(2)	17,793	$4,722,440
British Land Co. PLC (The)	35,000	232,247
Capital & Counties Properties PLC	189,600	421,307

		$5,375,994

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.(2)	10,600	$4,763,110
Ocado Group PLC(1)(2)	44,101	985,561
Seven & i Holdings Co., Ltd.	33,700	1,534,174
Tesco PLC	703,357	2,395,376
Walmart, Inc.(2)	5,517	768,960

		$10,447,181

Food Products — 2.8%
Kikkoman Corp.	3,300	$268,530
Mondelez International, Inc., Class A(2)	107,285	6,241,841
Nestle S.A.(2)	203,470	24,516,104
Nissin Foods Holdings Co., Ltd.	10,000	802,446
Toyo Suisan Kaisha, Ltd.	5,000	221,399

		$32,050,320

Gas Utilities — 0.1%
Italgas SpA	35,014	$223,887
Snam SpA	175,073	968,484

		$1,192,371

Security	Shares	Value
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories(2)	80,752	$9,539,234
Olympus Corp.	27,600	604,108
Smith & Nephew PLC	80,000	1,378,227
Terumo Corp.	112,600	5,316,786

		$16,838,355

Health Care Providers & Services — 1.5%
CVS Health Corp.(2)	49,398	$4,191,914
McKesson Corp.(2)	10,557	2,104,855
UnitedHealth Group, Inc.(2)	27,806	10,864,916

		$17,161,685

Health Care Technology — 0.1%
M3, Inc.	11,100	$791,078

		$791,078

Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.(1)(2)	3,247	$7,707,956
Yum! Brands, Inc.(2)	36,430	4,455,753

		$12,163,709

Household Durables — 0.7%
Barratt Developments PLC(2)	228,988	$2,024,205
Casio Computer Co., Ltd.	63,200	1,046,347
Nikon Corp.	31,200	346,425
PulteGroup, Inc.(2)	70,920	3,256,646
Sekisui Chemical Co., Ltd.	61,000	1,048,113

		$7,721,736

Household Products — 0.6%
Clorox Co. (The)(2)	9,542	$1,580,251
Henkel AG & Co. KGaA, PFC Shares	18,309	1,693,738
Kimberly-Clark Corp.(2)	4,027	533,336
Procter & Gamble Co. (The)(2)	6,074	849,145
Reckitt Benckiser Group PLC	28,566	2,244,150

		$6,900,620

Industrial Conglomerates — 1.8%
3M Co.(2)	2,786	$488,720
Honeywell International, Inc.(2)	23,826	5,057,783
Nisshinbo Holdings, Inc.	104,000	783,822
Siemens AG(2)	88,510	14,475,899

		$20,806,224

Insurance — 3.3%
Ageas S.A./NV	22,500	$1,114,210
Allianz SE(2)	56,176	12,585,984
Allstate Corp. (The)(2)	14,927	1,900,356
Chubb, Ltd.(2)	7,404	1,284,446
Cincinnati Financial Corp.(2)	20,801	2,375,890
Hannover Rueck SE	7,000	1,218,988
Hartford Financial Services Group, Inc.(2)	20,077	1,410,409
Legal & General Group PLC	250,000	939,271

Security	Shares	Value
Lincoln National Corp.(2)	17,183	$1,181,331
Marsh & McLennan Cos., Inc.(2)	22,342	3,383,249
MS&AD Insurance Group Holdings, Inc.	37,200	1,244,218
Principal Financial Group, Inc.(2)	17,247	1,110,707
Prudential Financial, Inc.(2)	13,233	1,392,112
Prudential PLC(2)	224,243	4,351,527
SCOR SE(2)	61,069	1,758,535

		$37,251,233

Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(1)(2)	7,887	$21,086,052
Alphabet, Inc., Class C(1)(2)	7,860	20,949,337
Facebook, Inc., Class A(1)(2)	68,100	23,112,459

		$65,147,848

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(1)(2)	12,701	$41,723,293
Prosus NV	27,000	2,161,107

		$43,884,400

IT Services — 3.7%
Adyen NV(1)(3)	1,300	$3,633,970
Amadeus IT Group S.A.(1)	61,489	4,044,241
Atos SE	13,728	729,256
Capgemini SE(2)	29,097	6,034,039
Cognizant Technology Solutions Corp., Class A(2)	25,172	1,868,014
Fidelity National Information Services, Inc.(2)	33,608	4,089,421
Mastercard, Inc., Class A(2)	14,997	5,214,157
NTT Data Corp.	62,200	1,202,589
Obic Co., Ltd.	2,300	437,363
Otsuka Corp.	15,600	802,196
PayPal Holdings, Inc.(1)(2)	52,937	13,774,737
Worldline S.A.(1)(3)	2,251	171,585

		$42,001,568

Leisure Products — 0.1%
Hasbro, Inc.(2)	6,865	$612,495
Yamaha Corp.	6,800	427,734

		$1,040,229

Life Sciences Tools & Services — 1.0%
PerkinElmer, Inc.(2)	6,547	$1,134,530
Thermo Fisher Scientific, Inc.(2)	17,359	9,917,717

		$11,052,247

Machinery — 1.5%
Dover Corp.(2)	7,424	$1,154,432
Ebara Corp.	25,500	1,254,169
FANUC Corp.	21,427	4,698,124
Kawasaki Heavy Industries, Ltd.	3,100	71,316
Komatsu, Ltd.	29,200	699,294
Makita Corp.	7,700	423,366
NSK, Ltd.	6,000	40,658

Security	Shares	Value
Parker-Hannifin Corp.(2)	7,147	$1,998,444
SMC Corp.	1,500	935,865
Snap-on, Inc.(2)	6,143	1,283,580
Stanley Black & Decker, Inc.(2)	24,657	4,322,618

		$16,881,866

Media — 1.2%
Charter Communications, Inc., Class A(1)(2)	6,187	$4,501,413
Comcast Corp., Class A(2)	131,974	7,381,306
Hakuhodo DY Holdings, Inc.	20,900	359,667
Vivendi SE	108,427	1,365,090

		$13,607,476

Metals & Mining — 0.9%
Glencore PLC	1,152,251	$5,420,309
Rio Tinto PLC(2)	66,510	4,359,872

		$9,780,181

Multi-Utilities — 1.0%
CMS Energy Corp.(2)	108,509	$6,481,242
Engie S.A.	204,092	2,670,175
NiSource, Inc.(2)	42,420	1,027,837
Veolia Environnement S.A.	37,663	1,150,822

		$11,330,076

Multiline Retail — 0.7%
Next PLC(2)	41,584	$4,574,277
Target Corp.(2)	13,017	2,977,899

		$7,552,176

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.(2)	36,290	$3,681,620
Idemitsu Kosan Co., Ltd.	16,200	426,168
Marathon Petroleum Corp.(2)	27,916	1,725,488
Phillips 66(2)	36,105	2,528,433
Royal Dutch Shell PLC, Class A(2)	120,000	2,668,701
Royal Dutch Shell PLC, Class B	148,058	3,280,463
TotalEnergies SE(2)	245,487	11,733,774

		$26,044,647

Paper & Forest Products — 0.1%
Mondi PLC	38,326	$939,217
Oji Holdings Corp.	13,000	65,503

		$1,004,720

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A(2)	17,577	$5,271,870
Kao Corp.	28,554	1,699,350
Unilever PLC(4)	4,019	217,582
Unilever PLC(4)	128,549	6,943,716

		$14,132,518

Pharmaceuticals — 5.6%
Astellas Pharma, Inc.	205,900	$3,388,918
AstraZeneca PLC(2)	56,549	6,815,157

Security	Shares	Value
Bayer AG(2)	26,130	$1,418,218
Bristol-Myers Squibb Co.(2)	35,160	2,080,417
Chugai Pharmaceutical Co., Ltd.	105,900	3,875,292
Eisai Co., Ltd.	13,646	1,022,187
Eli Lilly & Co.(2)	13,232	3,057,254
Johnson & Johnson(2)	13,558	2,189,617
Merck & Co., Inc.(2)	25,250	1,896,528
Novartis AG(2)	142,782	11,708,003
Organon & Co.(2)	2,525	82,795
Pfizer, Inc.(2)	14,458	621,839
Roche Holding AG PC(2)	45,591	16,639,336
Sanofi(2)	86,276	8,305,273
UCB S.A.	9,177	1,027,615
Viatris, Inc.(2)	1,793	24,295

		$64,152,744

Professional Services — 0.9%
Equifax, Inc.(2)	11,910	$3,018,232
Experian PLC	85,608	3,586,130
Recruit Holdings Co., Ltd.	16,400	1,002,463
Robert Half International, Inc.(2)	30,884	3,098,592
Wolters Kluwer NV	961	101,863

		$10,807,280

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$3,676,411
Daito Trust Construction Co., Ltd.	5,500	645,193
Heiwa Real Estate Co., Ltd.	34,400	1,193,392
Sumitomo Realty & Development Co., Ltd.	13,600	497,095

		$6,012,091

Road & Rail — 0.9%
Central Japan Railway Co.	3,400	$542,721
CSX Corp.(2)	171,923	5,112,990
East Japan Railway Co.	2,900	204,952
Kansas City Southern(2)	15,468	4,186,259
Keio Corp.	15,200	812,998

		$10,859,920

Semiconductors & Semiconductor Equipment — 7.1%
Advantest Corp.	10,300	$917,828
Analog Devices, Inc.(2)	11,340	1,899,223
Applied Materials, Inc.	5,500	708,015
ASML Holding NV(2)	28,290	21,134,276
Infineon Technologies AG	66,560	2,722,182
Intel Corp.(2)	255,724	13,624,975
Marvell Technology, Inc.(2)	82,514	4,976,419
NXP Semiconductors NV(2)	40,985	8,027,732
STMicroelectronics NV	35,000	1,528,160
Texas Instruments, Inc.(2)	78,884	15,162,294
Tokyo Electron, Ltd.	22,300	9,851,660

		$80,552,764

Security	Shares	Value
Software — 6.5%
Adobe, Inc.(1)(2)	13,000	$7,484,360
Citrix Systems, Inc.(2)	25,268	2,713,025
Dassault Systemes SE	48,500	2,552,337
Microsoft Corp.(2)	194,208	54,751,120
Oracle Corp.(2)	34,518	3,007,553
Sage Group PLC (The)	144,457	1,375,470
salesforce.com, inc.(1)(2)	5,500	1,491,710
Trend Micro, Inc.	14,097	785,035
Zscaler, Inc.(1)	2,092	548,564

		$74,709,174

Specialty Retail — 2.1%
Fast Retailing Co., Ltd.	18,000	$13,275,279
Fnac Darty S.A.	922	60,360
Home Depot, Inc. (The)(2)	11,830	3,883,316
Lowe’s Cos., Inc.(2)	33,810	6,858,696
USS Co., Ltd.	27,200	463,008

		$24,540,659

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.(2)	414,714	$58,682,031
Hewlett Packard Enterprise Co.(2)	78,955	1,125,109
HP, Inc.(2)	39,615	1,083,866

		$60,891,006

Textiles, Apparel & Luxury Goods — 3.1%
adidas AG	18,913	$5,943,532
Kering S.A.(2)	7,696	5,466,165
LVMH Moet Hennessy Louis Vuitton SE(2)	25,872	18,531,172
NIKE, Inc., Class B(2)	36,018	5,230,894

		$35,171,763

Tobacco — 0.5%
British American Tobacco PLC(2)	161,811	$5,656,025
Japan Tobacco, Inc.	27,000	529,045

		$6,185,070

Trading Companies & Distributors — 0.7%
Ferguson PLC	38,043	$5,281,199
Marubeni Corp.	20,000	165,464
Mitsubishi Corp.	21,400	672,012
Sumitomo Corp.	96,700	1,362,206

		$7,480,881

Transportation Infrastructure — 0.1%
Aeroports de Paris(1)	6,667	$849,115

		$849,115

Security	Shares	Value
Wireless Telecommunication Services — 0.9%
KDDI Corp.	113,000	$3,720,311
SoftBank Group Corp.	109,696	6,338,814
Vodafone Group PLC	100,000	152,169

		$10,211,294

Total Common Stocks — 99.6% (identified cost $341,857,138)		$1,136,877,614

Total Investments — 99.6% (identified cost $341,857,138)		$1,136,877,614

Total Written Call Options — (0.3)% (premiums received $11,581,835)		$(3,712,098)

Other Assets, Less Liabilities — 0.7%		$8,014,073

Net Assets — 100.0%		$1,141,179,589

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $3,805,555 or 0.3% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.9%	$624,446,946
Japan	10.1	115,314,154
France	7.7	87,652,843
United Kingdom	7.3	82,959,261
Germany	6.1	69,691,069
Switzerland	5.0	56,458,141
Netherlands	4.3	48,486,533
Ireland	1.7	19,090,833
Spain	1.3	14,798,713
Italy	0.9	10,344,971
Belgium	0.4	4,657,721
Finland	0.2	1,748,583
Denmark	0.1	1,227,846

Total Investments	100.0%	$1,136,877,614

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,160	EUR	46,957,728	EUR	4,250	10/8/21	$(5,967)
Dow Jones Euro Stoxx 50 Index	1,170	EUR	47,362,536	EUR	4,200	10/15/21	(74,215)
Dow Jones Euro Stoxx 50 Index	1,160	EUR	46,957,728	EUR	4,225	10/22/21	(83,337)
Dow Jones Euro Stoxx 50 Index	1,170	EUR	47,362,536	EUR	4,150	10/29/21	(553,672)
FTSE 100 Index	1,090	GBP	77,241,978	GBP	7,125	10/15/21	(974,504)
NASDAQ 100 Index	13	USD	19,096,506	USD	15,750	10/1/21	(2,015)
NASDAQ 100 Index	13	USD	19,096,506	USD	15,800	10/4/21	(812)
NASDAQ 100 Index	13	USD	19,096,506	USD	15,800	10/6/21	(1,885)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,825	10/8/21	(3,535)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,600	10/11/21	(7,840)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,500	10/13/21	(16,520)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,525	10/15/21	(18,060)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,300	10/18/21	(63,630)
NASDAQ 100 Index	13	USD	19,096,506	USD	15,300	10/20/21	(75,465)
NASDAQ 100 Index	13	USD	19,096,506	USD	15,400	10/22/21	(63,050)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,300	10/25/21	(110,530)
NASDAQ 100 Index	14	USD	20,565,468	USD	15,100	10/27/21	(234,010)
Nikkei 225 Index	120	JPY	3,534,319,200	JPY	29,000	10/1/21	(503,535)
Nikkei 225 Index	110	JPY	3,239,792,600	JPY	30,500	10/8/21	(33,984)
Nikkei 225 Index	110	JPY	3,239,792,600	JPY	30,875	10/15/21	(52,308)
Nikkei 225 Index	110	JPY	3,239,792,600	JPY	30,750	10/22/21	(111,082)
S&P 500 Index	69	USD	29,722,026	USD	4,560	10/1/21	(345)
S&P 500 Index	69	USD	29,722,026	USD	4,550	10/4/21	(1,035)
S&P 500 Index	69	USD	29,722,026	USD	4,550	10/6/21	(1,898)
S&P 500 Index	69	USD	29,722,026	USD	4,535	10/8/21	(4,658)
S&P 500 Index	69	USD	29,722,026	USD	4,510	10/11/21	(8,625)
S&P 500 Index	70	USD	30,152,780	USD	4,480	10/13/21	(25,200)
S&P 500 Index	70	USD	30,152,780	USD	4,490	10/15/21	(27,300)
S&P 500 Index	70	USD	30,152,780	USD	4,410	10/18/21	(161,000)
S&P 500 Index	69	USD	29,722,026	USD	4,425	10/20/21	(143,520)
S&P 500 Index	69	USD	29,722,026	USD	4,480	10/22/21	(61,410)
S&P 500 Index	69	USD	29,722,026	USD	4,475	10/25/21	(77,280)
S&P 500 Index	69	USD	29,722,026	USD	4,425	10/27/21	(204,930)
SMI Index	370	CHF	43,077,065	CHF	12,200	10/15/21	(4,941)

Total							$(3,712,098)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$104,482,426	$20,296,076	$—	$124,778,502
Consumer Discretionary	94,930,306	72,484,029	—	167,414,335
Consumer Staples	32,087,525	53,974,171	—	86,061,696
Energy	7,935,541	18,109,106	—	26,044,647
Financials	50,788,764	59,406,189	—	110,194,953
Health Care	63,837,591	62,290,198	—	126,127,789
Industrials	39,901,041	74,458,391	—	114,359,432
Information Technology	214,040,361	71,739,745	—	285,780,106
Materials	8,350,990	50,733,808	—	59,084,798
Real Estate	8,398,851	2,989,234	—	11,388,085
Utilities	10,624,443	15,018,828	—	25,643,271
Total Common Stocks	$635,377,839	$501,499,775 *	$—	$1,136,877,614
Total Investments	$635,377,839	$501,499,775	$—	$1,136,877,614

Liability Description
Written Call Options	$(1,314,553)	$(2,397,545)	$—	$(3,712,098)
Total	$(1,314,553)	$(2,397,545)	$—	$(3,712,098)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.